Note 17 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
	2019	2018	2017
Tax recognised in profit or loss

Current tax	7,311	3,783	4,995
Income tax– current year	6,802	2,523	3,702
Income tax – Prior year under provision	29	1,075	71
Withholding tax expense – current year	480	580	1,222
Withholding tax expense – Prior year over provision	-	(395)	-
Deferred tax expense	2,979	3,662	3,696
Origination and reversal of temporary differences	2,979	3,662	3,696

Tax expense – recognised in profit or loss	10,290	7,445	8,691
Income tax - current year	-	-	-
Tax expense	10,290	7,445	8,691

Disclosure of unrecognized deferred tax assets [text block]
	2019	2018	2017

Eersteling Gold Mining Company Limited	-	4,989	4,989
Caledonia Holdings Zimbabwe (Private) Limited	421	-	-
Greenstone Management Services Holdings Limited	276	191	116
Tax losses carried forward	697	5,180	5,105

Disclosure of income taxes paid [text block]
Tax paid	2019	2018	2017

Net income tax payable at January 1	(1,538)	(1,145)	(345)
Current tax expense	(7,310)	(3,783)	(4,995)
Foreign currency movement	3,168	46	(17)
Tax paid	5,517	3,344	4,212
Net income tax payable at December 31	(163)	(1,538)	(1,145)

Disclosure of income tax reconciliation [text block]
	2019	2018	2017
Profit for the year	50,401	13,756	11,896
Total tax expense	10,290	7,445	8,691
Profit before tax	60,691	21,201	20,587

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	16,232	6,465	6,546
Effect of income tax calculated in RTGS$ as required by PN26 (3)	(8,526)	-	-
Management fee – Withholding tax on deemed dividend portion (4)	224	337	538
Management fee – non-deductible deemed dividend (4)	652	579	925
Management fee – withholding tax current year	129	96	427
Management fee – non-deductible withholding tax prior year (5)	-	(664)	-
Withholding tax on intercompany dividend	128	110	90
Non-deductible royalty expenses	933	882	901
Other non-deductible expenditure	39	137	107
Export incentive income credit relating to 2016	-	-	(284)
Export incentive income exemption (6)	(124)	(1,649)	(630)
Change in tax estimates
- Zimbabwean income tax (7)	29	795	-
- South African income tax	63	220	-
- Other	-	61	(45)
Change in unrecognised deferred tax assets	511	76	116
Tax expense - recognised in profit or loss	10,290	7,445	8,691

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2019	2018	2019	2018	*2019	*2018

Property, plant and equipment	-	-	(4,195)	(24,930)	(4,195)	(24,930)
Allowance for obsolete stock	22	258		-	22	258
Prepayments	-	-	(4)	(3)	(4)	(3)
Unrealised foreign exchange	309	34	-	-	309	34
Trade and other payables	739	-	-	-	739	-
Share based payments	5	13	-	-	5	13
Provisions	58	1,386	-	-	58	1,386
Other	-	12	-	-	-	12
Tax assets/ (liabilities)	1,133	1,703	(4,199)	(24,933)	(3,066)	(23,230)

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2019	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2019
Property, plant and equipment	(24,930)	(4,561)	25,296	(4,195)
Allowance for obsolete stock	258	11	(247)	22
Prepayments	(3)	-	(1)	(4)
Unrealised foreign exchange	34	519	(244)	309
Trade and other payables	486	1,093	(840)	739
Share based payments	13	(9)	1	5
Provisions	852	11	(805)	58
Other	60	(43)	(17)	-
Total	(23,230)	(2,979)	23,143	(3,066)
	Balance January 1, 2018	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2018
Property, plant and equipment	(20,985)	(3,945)	-	(24,930)
Allowance for obsolete stock	35	223	-	258
Prepayments	(4)	-	1	(3)
Unrealised foreign exchange	97	(63)	-	34
Trade and other payables	429	57	-	486
Share based payments	12	3	(2)	13
Provisions	813	47	(8)	852
Other	48	16	(4)	60
Total	(19,555)	(3,662)	(13)	(23,230)